Warrants - Disclosure of deferred financing fees (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Warrants [Abstract]
Deferred Financing Fees, beginning of year	$ 416,738	$ 1,045,221
less: Amortization of Deferred Financing Fees	(416,738)	(628,483)
Deferred Financing Fees, end of year	$ 0	$ 416,738